Organization and Nature of Operations (Details)	Jul. 09, 2019	Mar. 28, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company acquired, description	The Company acquired 49% of a Newly-Formed Entity called Xchain Fintech PTE.LTD., ("Xchain"), a Singapore company, for the purpose of providing technical support for the construction and development of a new solutions for the existing problems of the traditional financial industry, the difficulty experienced by investors in investing and allocating investment assets globally, and the protection of funds and investments by using advanced technologies, such as artificial intelligence, big data analysis and blockchain. Xchain is dormant as of December 31, 2019.	The Company acquired 24.9% of MMBD Trading Limited. ("MMBD Trading"). MMBD Trading was incorporated on March 4, 2016 under the laws of the British Virgin Islands. The remaining 75.1% of MMBD Trading was owned by 32.7% shareholders of the Company, Xiangdong Wen and Zhen Fan. The Company agreed to purchase from Xiangdong Wen and Zhen Fan the remaining 75.1% of outstanding securities of MMBD Trading on April 25, 2019. The acquisition was closed on October 18, 2019. Following and as a result of this acquisition, MMBD has become a wholly-owned subsidiary of the Company. MMBD Trading acquired a wholly owned subsidiary, MM Global Securities, INC. ("MM Global") on August 16, 2017. MMBD Trading does not conduct any operations or own any material assets or liabilities except for the 100% of the equity interest of MM Global. MM Global was incorporated in the State of Illinois on September 25, 1997 as Feil Daily Investment Co. which was changed to Whitewood Group Inc. in 2011. MM Global's continuing membership application approved by FINRA as a broker-dealer in August 2017 and changed its name to MM IGlobal, INC. in November 2017 pursuant to the ownership change. MM IGlobal, INC. changed its name to MM Global Securities, INC. in March 2019. MM Global operates as a securities broker/dealer in New York City.